Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	Contract liabilities consisted of the following as of March 31, 2024 and 2023:
	For the years ended March 31,
	2024	2023

Beginning balance	$165,534	$77,366
Prepayments from customers	49,876	99,746
Revenue recognized	(19,435)	(5,406)
Exchange rate difference	(8,310)	(6,172)
Ending balance	$187,665	$165,534